Borrowings	12 Months Ended
Dec. 31, 2019
Borrowings
Borrowings

22       Borrowings

	At December 31,
	2019	2018
Non-current
Bank and financial borrowings (**)	472,226	405,944
Notes (*)	560,995	621,380
Other	—	427
	1,033,221	1,027,751
Current
Bank and financial borrowings (**)	103,056	40,063
Notes (*)	72,067	57,556
Other	—	1,288
	175,123	98,907
Total Borrowings	1,208,344	1,126,658

Changes in borrowings during the years are as follows:

	2019	2018
Balances at the beginning of the year	1,126,658	1,486,445
Adjustment on adoption of IFRS 16	(1,715)	—
Adjusted balances at the beginning of the period	1,124,943	1,486,445
Loans obtained	196,977	195,141
Loans paid	(90,457)	(517,253)
Interest paid	(78,832)	(70,637)
Accrued interest for the year	89,361	93,786
Translation differences and inflation adjustment	(33,648)	(60,824)
Balances at the end of the year	1,208,344	1,126,658

The maturity of borrowings is as follows:

	1 year or less	1 to 2 years	2 to 5 years	Over 5 years	Total
At December 31, 2019 (1)	247,209	237,298	547,257	617,208	1,648,972
At December 31, 2018 (1)	172,920	170,630	472,042	836,697	1,652,289

(1) The amounts disclosed in the table are undiscounted cash flows of principal and estimated interest. Variable interest rate cash flows have been estimated using variable interest rates applicable at the end of the reporting period.

	At December 31,
	2019	2018
Fair value of borrowings (2)	1,219,540	1,135,628
	1,219,540	1,135,628

(2) Valuation at quotation prices (not adjusted) in active markets for identical assets or liabilities Fair Value level 2 under IFRS 13 hierarchy. There are no financial instruments measured at fair value.

(*) Notes include the following:

-

In 2007 Puerta del Sur S.A. issued 7.75% secured guaranteed notes for USD 87 million, due 2021. The principal balance of the Puerta del Sur Notes, together with accrued interest, will be repaid in 22 total installments, with individual installments occurring on April 29 and October 29 of each year beginning in 2011 and ending in 2021. The main covenants on these bonds are limitations on liens and encumbrances and compliance with certain financial ratios. Puerta del Sur may be limited to declare, make or pay any dividends unless the debt coverage service ratio exceeds 1.7x and the indebtedness ratio is less than 3.0.  Puerta del Sur Notes are secured by a trust to which Puerta del Sur has transferred the following sums: (a) the sum of funds which Puerta del Sur has or has rights to for services offered in administration, construction, and maintenance of Carrasco Airport; (b) the sum of funds received from the duty-free store in Carrasco Airport; (c) the sum of funds received as a result of the permitted operation of the cargo terminal in Carrasco Airport; and (d) the sum of funds Puerta del Sur has received or will have right to receive from the government or from a third party successor as a result of a management agreement, or as a consequence of the redemption, termination, mutual dissolution and/or resolution of the management agreement for whatever reason, this trust is of use only in case of non-compliance with the Notes obligations.

-

In 2015, ACI Airport Sudamérica S.A.U. issued 6.875% senior secured guaranteed notes, for USD 200 million due in 2032. The principal balance will be repaid in 34 installments May 29 and November 29 of each year, commencing on May 29, 2016 while accrued interest will be repaid commencing on November 29, 2015. The main covenants on these bonds are limitations on take additional indebtedness, make payments of dividends and other payments that are specifically restricted, selling assets as well as requiring compliance with certain financial ratios. The holders of these notes benefit from a guarantee and a security package including the pledge of the shares in Puerta del Sur S.A. and Cerealsur S.A., and certain accounts of Cerealsur and ACI Airport Sudamérica. As of December 31, 2019 and 2018 they were guaranteed with a stand by letter of credit of Corporación América S.A. with Bank of América. These notes are fully and unconditionally guaranteed by Cerealsur S.A.

-

In 2014 Corporación América Italia S.p.A. issued 6.25% secured notes for €50 million due 2019. These notes are secured by a pledge of the shares of Dicasa Spain SLU (pre-conversion) or Dicasa S.A.U. (post conversion), and the shares representing Corporación America Italia S.p.A. holding in Toscana Aeroporti S.p.A., a pledge of certain intercompany loan receivable and the economic first ranking pledge in respect of all the shares representing 100% of the share capital of Corporación América Italia S.p.A. held by Dicasa S.A.U. Main covenants on these bonds require compliance with certain financial ratios as well as restrictions on payment of dividends and limitations on certain lines of assets or increases in additional financial indebtedness. This secured notes were cancelled on January 2018.

-

On January 8, 2018, Corporación América Italia S.p.A. (“CAI”) issued € 60.0 million (USD 71.8 million) aggregate principal amount of 4.556% secured notes due 2024 (the “Italian Notes”). The proceeds of the Italian Notes were used to refinance and replace the 6.250% secured notes due 2019 issued by CAI in December 2014. Interest on the Italian Notes is payable annually in arrears on June 30 of each year. The Italian Notes will mature on December 31, 2024. The main covenants on these bonds are limitations on take additional indebtedness, make payments of dividends and other payments that are specifically restricted, selling assets as well as requiring compliance with certain financial ratios.

The Italian Notes are secured by an economic first ranking pledge in respect of all the shares representing 100% of the share capital of CAI, 100% of the share capital of Dicasa Spain S.A.U. and the shares representing CAI’s holding in Toscana Aeroporti S.p.A.

-

On February 6, 2017, AA2000 issued 6.875% senior secured notes for a nominal amount of USD 400 million due 2027. The principal will be amortized in 32 equal quarterly installments as from May 1, 2019. The aforementioned notes are secured by an assignment of fiduciary rights of certain revenue of AA2000. The main covenants of these bonds require compliance with certain financial ratios as well as restriction to incur in additional debt and limitations on the payments of dividends if any default or unmatured default has occurred.

(**) As of December 31, 2019  significant bank and financial borrowings include the following:

						Outstanding
						(In millions
Company	Lender	Currency	Maturity	Interest Rate		of USD)	Capitalization(2)
Inframerica	BNDES	R$	September 2032	Variable	TJLP(1) plus spread	8.6
Concessionaria do	BNDES	R$	June 2032	Variable	T.R. plus spread plus IPCA	2.1
Aeroporto Sao Goncalo	BNDES	R$	September 2032	Variable	T.R. plus spread plus IPCA	5.6	A
do Amarante S.A.	BNDES	R$	September 2022	Fixed	2.50%	1.5
	BNDES	R$	July 2032	Variable	T.R. plus spread plus IPCA	2.6
Inframerica	BNDES	R$	December 2033	Variable	TJLP(1) plus spread	270.5	A
Concessionaria do	Bradesco	R$	July 2022	Variable	TJLP(1) plus spread	0.1	D
Aeroporto de Brasilia S.A	Votorantim	USD	June 2020	Variable	CDI plus spread	9.0	C
Terminal Aeroportuaria S.A	Banco Guayaquil SA	USD	December 2024	Variable	T.R.E.(3) plus spread	10.1	D
de Guayaquil S.A.	Banco Bolivariano CA	USD	November 2024	Variable	T.R.E.(3) plus spread	9.1	D
	Santander Uruguay	USD	June 2020	Variable	4.25%	0.2	D
Terminal de Cargas de	Santander Uruguay	USD	April 2023	Fixed	4.40%	1.7	D
Uruguay S.A.	Santander Uruguay	USD	October 2024	Fixed	4.30%	2.0	D
	MPS Servicio capital	Euro	June 2022	Variable	Euribor 6 month plus spread	5.2	B
	Banco de Innovación de Infraestructuras y Desarrollo	Euro	September 2027	Variable	Euribor 6 month plus spread	26.0	D
	BPM	Euro	October 2020	Fixed	0.13%	1.7	D
Toscana Aeroporti S.p.a.	Unicredit	Euro	September 2020	Fixed	0.15%	8.4	D
	Unicredit	Euro	October 2020	Fixed	0.15%	1.1	D
	BNL	Euro	November 2020	Fixed	0.15%	2.8	D
	BNL	Euro	December 2020	Fixed	0.15%	2.8	D
	CREDEM	Euro	October 2020	Fixed	0.60%	5.8	D
	BPM	Euro	June 2022	Variable	Euribor 3 month plus spread	0.3	D
	BPM	Euro	June 2023	Variable	Euribor 3 month plus spread	0.4	D
Armenia International	Credit Suisse AG	USD	December 2022	Variable	Libor 6 month plus spread	36.1	B
Airports C.J.S.C.		Euro	December 2022	Variable	Euribor 6 month plus spread	37.6
Aeropuerto de Neuquén S.A.	Banco Macro	USD	August 2021	Variable	Libor plus spread	2.8	A
Aeropuertos Argentina 2000 S.A.	Banco de la Provincia de Buenos Aires	USD	June 2023	Fixed	7%	2.6	D
	Industrial and Commercial Bank of China (Argentina) S.A., Banco Galicia and Buenos Aires S.A.U. and Banco Santander Río S.A.	USD	August 2023	Fixed	9.75%	84.1	A
	Citibank N.A.	USD	August 2023	Variable	Libor plus spread	34.5	A
Total						575.3

(**) As of December 31, 2018  significant bank and financial borrowings include the following:

						Outstanding
						(In millions
Company	Lender	Currency	Maturity	Interest Rate		of USD)	Capitalization(2)
Inframerica	BNDES	R$	September 2032	Variable	TJLP(1) plus spread	8.5
Concessionaria do	BNDES	R$	June 2032	Variable	T.R.plus spread plus IPCA	2.1
Aeroporto Sao Goncalo	BNDES	R$	September 2032	Variable	T.R. plus spread plus IPCA	5.4	A
do Amarante S.A.	BNDES	R$	September 2022	Fixed	2.50%	2.1
	BNDES	R$	July 2032	Variable	T.R. plus spread plus IPCA	2.5
Inframerica	BNDES	R$	December 2033	Variable	TJLP(1) plus spread	278.5	A
Concessionaria do	Bradesco	R$	July 2022	Variable	TJLP(1) plus spread	0.2	D
Aeroporto de Brasilia S.A	Bradesco	R$	July 2022	Variable	Selic plus spread	0.1	D
Terminal Aeroportuaria	Banco Guayaquil SA	USD	October 2019	Variable	6.58%	1.2	D
de Guayaquil S.A.	Banco Guayaquil SA	USD	November 2019	Variable	7.45%	0.8	D
	Banco Bolivariano CA	USD	November 2019	Variable	7.30%	2.8	D
Terminal de Cargas de	Santander Uruguay	USD	June 2020	Fixed	4.25%	0.7	D
Uruguay S.A.	Santander Uruguay	USD	April 2023	Fixed	4.40%	2.2	D
	MPS Servicio capital	Euro	June 2022	Variable	Euribor 6 month plus spread	7.1	B
	Banco de Innovación de Infraestructuras y Desarrollo	Euro	September 2027	Variable	Euribor 6 month plus spread	29.6	D
	BPM	Euro	April 2019	Fixed	0.04%	2.3	D
Toscana Aeroporti S.p.a.	Unicredit	Euro	March 2019	Fixed	0.05%	5.7	D
	BNL	Euro	July 2019	Variable	Euribor 3 month plus spread	2.9	D
	BPM	Euro	June 2022	Variable	Euribor 3 month plus spread	0.4	D
	BPM	Euro	June 2023	Variable	Euribor 3 month plus spread	0.5	D
Armenia International	Credit Suisse AG	USD	December 2022	Variable	Libor 6 month plus spread	44.6	B
Airports C.J.S.C.		Euro	December 2022	Variable	Euribor 6 month plus spread	45.8
Total						446.0

(1) TJLP - Taxa de Juros de Longo Prazo (Brazilian Long term interest rate)

IPCA: corresponds to the Brazilian Consumer Price index)

(2) A - Secured/guaranteed

B – Secured/unguaranteed

C – Unsecured/guaranteed

D - Unsecured/unguaranteed

R$ - Brazilian Reales

(3) T.R.E - Tasa Referencial Ecuador (Ecuadorian reference interest rate)

The Credit Facility Agreement between Inframerica Concessionária do Aeroporto de São Gonçalo do Amarante S.A and the Banco Nacional do Desenvolvimento Economico e Social (“BNDES”) pursuant to which BNDES provided a loan to Inframerica Concessionária do Aeroporto de São Gonçalo do Amarante S.A in November 2012, in an aggregate principal amount of R$ 329.3 million (USD 139.5 million) to finance the construction of the Natal Airport (issued in nine tranches with varying interest rates and maturity dates), is secured by the pledge of the shares of Inframerica Concessionária do Aeroporto de São Gonçalo do Amarante S.A, together with any dividends and distributions in connection therewith, as well as the fiduciary assignment of rights arising from the Natal Airport concession agreement and certain letters of guarantees issued by indirect shareholders and affiliates of Inframerica Concessionária do Aeroporto de São Gonçalo do Amarante S.A. for an amount of USD 6.1 million which was released during 2018. It also establishes a required pre-authorization by BNDES on payments of Inframerica Concessionária do Aeroporto de São Gonçalo do Amarante S.A. dividends if exceeding 25% of net profits.

Further, Inframerica Concessionária do Aeroporto de Brasilia also entered into credit facility arrangements with BNDES and Caixa Economica Federal (”CAIXA”) for an aggregate principal amount of R$ 841 million (USD 356.4 million) in February 2014, which are secured by the pledge of Inframerica Concessionária do Aeroporto de Brasilia and Inframerica Participaçoes S.A. shares, the fiduciary assignment of rights arising from the Brasilia airport concession agreement and letters of guarantee issued by indirect shareholders and affiliates of Inframerica Concessionária do Aeroporto de Brasilia. It also establishes under certain circumstances a required pre-authorization by BNDES and CAIXA on payments of Inframerica Concessionária do Aeroporto de Brasilia dividends if exceeding 25% of net profits and compliance of certain financial ratios.

In December 2017, ICAB and ICASGA entered into amendments and extension agreements with BNDES with respect to their loans.

On March 2018, ICASGA concluded its renegotiation with BNDES. The terms of the renegotiation include the early repayment of a large part of the debt and rescheduling of current maturities.

On March 14, 2018 BNDES has approved an amendment and extension of the loan agreements with ICAB that involves extending the final maturity and the interest-only payment terms of such loans for two years, and providing an interest capitalization period for 50% of the interest due for two years. In addition, such agreements increased the size of the credit facility commitments by R$ 300 million (USD 92.9 million).

In connection with such amendment and extension agreements, ACI Airports S.à r.l. and CAAP have agreed to not to create any encumbrances on their shares of Inframerica Participações S.A., and not to sell, acquire, merge or spin-off assets or undertake any other action that results or that may result in a change in the current corporate structure of Inframerica or any change of control in Inframerica, without the prior consent of BNDES. ACI Airports S.à r.l. has agreed not to undertake any change of control in CAAP without the prior consent of BNDES. In addition, ACI Airports S.à r.l. has agreed to maintain a minimum credit rating of at least B- (the “Minimum Rating”) or a stand-alone rating (without including the sovereign rating) of at least BB+. The amendment and extension agreements also require additional security equivalent to the amount of twenty-four months of debt service for at least a two-year period (in the form of a bank guaranty, letter of credit, guaranty insurance or other acceptable modalities of guarantee), if the Minimum Rating is not maintained for any annual testing period.

On March, 2018, ICAB repaid the outstanding amount of R$ 274.4 (USD 83 million) with CAIXA.

On December 14, 2017, ICAB entered into a banking letter of credit with Banco Citibank S.A. (the “Citibank Credit Agreement”) in the aggregate principal amount of R$ 48.0 million (USD 14.5 million). The loan under the Citibank Credit Agreement matures on March 14, 2018. Such loan was unsecured. The obligations under the Citibank Credit Agreement were absolutely and unconditionally guaranteed by ACI Airports S.à r.l.

On December 20, 2017, under the terms of the Banco Santander Bridge Loan Facility, ICAB issued a promissory note in the aggregate principal amount of R$ 300.0 million (USD 90.7 million), which matured on June 18, 2018. Loans under the Banco Santander Bridge Loan Facility were fully secured by (i) a cash deposit made by CAAP under a time deposit pledge agreement entered on December 19, 2017 between CAAP and Banco Santander, in the amount of R$ 300.0 million (USD 90.7 million). Such loans mature in 180 days as of the closing date thereunder; and (ii) a fiduciary assignment of ICAB’s account at Banco Santander where the funds from BNDES financings should be deposited. The Banco Santander Bridge Loan Facility was also guaranteed by Inframerica. The loans under the Banco Santander Bridge Loan Facility mature in 180 days.

On March 14, 2018, ICAB has repaid the credit facilities provided by Banco Santander Bridge and the Citibank for a total amount of R$ 348 million (approximately USD 106.6) with the proceeds of the loan given by the BNDES.

As a result of this operation, the guarantee deposit held by CAAP was released (approximately USD 92.9 million).

On December 19, 2017, ICAB entered into a short-term banking letter of credit with Banco Pine S.A. (the “Banco Pine Credit Agreement”) in the aggregate principal amount of R$ 32.0 million (USD 9.7 million). Obligations under the Banco Pine Credit Agreement were absolutely and unconditionally guaranteed by CAAP. The loan under the “Banco Pine Credit Agreement” matured on January 2018; at that date, ICAB made an amendment to the loan maturity from January to December 2018. On December 17, 2018, ICAB loan was cancelled.

On June 5, 2019, ICAB entered into a loan with Banco Votorantim S.A. - Bahamas Branch for an amount of USD 8.9 million due in June 2020. This loan is secured with a guarantee signed by Banco Votorantim S.A. Brazil with ICAB (“Contrato de Prestação de Garantia”). This guarantee agreement, dated June 14, 2019, is secured by a guarantee letter issued by CAAP for a total amount of USD 8.9 million or its equivalent in Brazilian Real which shall not be lower than R$ 36 million plus interest. Future payments of the loan are protected from the exposure to U.S. dollars exchange rate fluctuation with a cash flow swap derivative with Banco Votorantim S.A. from Brazil that denominates future payments in Brazilian Real for a total amount of R$ 36 million.

On December 15, 2015 Armenia International Airports C.J.S.C. entered into a senior secured dual-currency facility agreement with Credit Suisse AG (and other banks) for a principal amount up to USD 160 million, which is secured by the collateral assignment of all present and future rights arising from the Armenian Concession Agreement and other related agreement, a pledge over all present and future cash collateral bank accounts, a pledge over certain movable and immoveable assets related to the Zvartnots Airport and the pledge of Armenia International Airports C.J.S.C. shares.

According to the loan agreement Armenia International Airports C.J.S.C. has restrictions to distribution of dividends, has to maintain the following ratios at a certain level: debt to EBITDA, Debt service coverage and adjusted debt service coverage ratio. According to this agreement, the analysis of the accomplished of these ratios must be made as of June 30 and December 31.

As of December 31, 2019 Armenia International Airports C.J.S.C. pledged cash held in bank accounts for USD 40,287 (USD 23,524 at December 31, 2018) and all intangible assets and property and equipment for a total of USD 167,583 (USD 166,605 at December 31, 2018).

Toscana Aeroporti S.p.A, pursuant to the loan agreement with Banco de Innovación de Infraestructuras y Desarrollo/ MPS Servicio capital is required to comply with certain financial ratios. Cash and cash equivalents of the Consolidated Statement of Financial Position includes €  1 million, to secure the abovementioned loan.

On December, 2017 CAAP entered into the Julius Baer Credit Agreement, pursuant to which Julius Baer & Co. Ltd. provided a loan in the aggregate principal amount of USD 15 million. Loan under the Julius Baer Credit Agreement was secured by cash collateral provided by a company controlled by the Group of the Shareholder and mature 24 months from the closing date thereunder. This guaranteed was released on February 2018 when the loan was repaid.

On December 20, 2017, CAAP entered into the GS Credit Agreement, pursuant to which Goldman Sachs Bank USA provided a loan to the Company in the aggregate principal amount of USD 50.0 million.

On February 2018, CAAP fully repaid the Julius Baer Credit Agreement and the GS Credit Agreement, the cash collateral with Julius Baer was released when the loan was repaid.

Aeropuerto de Neuquén S.A. (“ANSA”) loan with Banco Macro is secured with a guarantee letter of Corporación América S.A. In addition, ANSA entered into an assignment of collection rights agreement in favour of Banco Macro.

On August 9, 2019, AA2000 entered into two credit facility agreements: (a) the “onshore” credit facility agreement for a principal amount of USD 85 million and (b) the “offshore” credit facility agreement for a principal amount of USD 35 million. The creditors were Industrial and Commercial Bank of China (Argentina) S.A., Banco Galicia and Buenos Aires S.A.U., Banco Santander Río S.A. and Citibank N.A. (jointly, the “Lenders”).

The term for the credit facility agreements shall be of thirty-six months as from the borrowing date. The principal amount under the credit facility agreements shall be repaid in nine quarterly equal and regular installments, the first one being payed as from 12 months of the borrowing date, and it shall bear interests: (i) regarding the onshore credit facility agreement, at a fixed annual nominal rate of 9.75%; (ii) regarding the offshore credit facility agreement, at a variable rate equivalent to (a) the LIBOR rate plus (b) an applicable interest rate of an annual nominal 5,500% plus (c) the applicable withholding tax.

To secure its obligations under the two credit facility agreements, pursuant to the Argentine Collateral Trust Agreement dated August 9, 2019 (under Argentine law), AA2000 has transferred and assigned to the collateral trustee, acting on behalf of the Trust, for the benefit of the Lenders, acting as the beneficiaries, all: (a) rights, title and interest in, to and under each payment of the cargo airport charges payable by the user of such services in connection with all proceeds derived from export and import services carried out by Terminal de Cargas Argentina (a business unit of AA2000); and (b) any residual amount that AA2000 could be entitled to receive pursuant to article 11.4 of the collateral trust agreement dated January 17, 2017, entered into AA2000 and Citibank, in respect of the rights to receive payment in the event of a termination, expropriation or redemption of the concession agreement entered by and between the National Government and AA2000 on February 9, 1998 and approved by Decree No. 163/1998; including the right to receive and withhold all the payments pursuant to them and any other produced by them, assigned in trust to secure the Existing Notes issued by AA2000.

As of December 31, 2019 and 2018, the Group was in compliance with all of its borrowing covenants.